Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	2021		2020	2019

Cash on hand in banks	Ps.	951,092	629,146	96,008

Time deposits		224,106	20,674	117,689

	Ps.	1,175,198	649,820	213,697